Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 8: INTANGIBLE ASSETS
Intangible assets as of December 31, 2014 and December 31, 2013 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	44,877	(6,569)	38,308
Additions	—	(3,286)	(3,286)
Balance at December 31, 2013	$44,877	$(9,855)	$35,022
Additions	—	(3,286)	(3,286)

Balance at December 31, 2013	$44,877	$(13,141)	$31,736

Amortization expense of favorable lease terms for the years ended December 31, 2014, 2013 and 2012 is presented in the following table:

	December 31, 2014	December 31, 2013	December 31, 2012
Favorable lease terms charter-out	(3,286)	(3,286)	(3,286)
Total	$(3,286)	$(3,286)	$(3,286)
The aggregate amortizations of intangible assets will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,286)	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(16,696)	$(31,736)
Total	$(3,286)	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(16,696)	$(31,736)
Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the contract periods, which range from 6.34 to 15.00 years.